Nuveen Strategy Aggressive Growth Allocation Fund
Portfolio of Investments    May 31, 2019
(Unaudited)
Shares	Description (1), (2)	Value
	LONG-TERM INVESTMENTS – 90.2%
	EQUITY FUNDS – 77.4%
	Affiliated Equity Funds – 77.4%
500,702	Nuveen Dividend Value Fund (Class R6)	$6,609,272
112,359	Nuveen International Growth Fund (Class R6)	4,769,633
97,007	Nuveen Large Cap Core Fund (Class R6)	2,817,077
166,130	Nuveen Large Cap Growth Fund (Class R6)	4,118,371
106,716	Nuveen Large Cap Select Fund (Class I)	2,950,695
135,069	Nuveen Large-Cap Value Fund (Class R6)	2,801,321
209,063	Nuveen NWQ International Value Fund (Class I)	4,676,736
264,320	Nuveen NWQ Large-Cap Value Fund (Class R3)	1,274,021
22	Nuveen Real Asset Income Fund (Class R6)	524
71,047	Nuveen Real Estate Securities Fund (Class R6)	1,526,806
69,442	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	2,882,539
53,380	Nuveen Small Cap Growth Opportunities Fund (Class R6)	1,282,192
55,984	Nuveen Small Cap Select Fund (Class R6)	537,445
56,710	Nuveen Winslow Large-Cap Growth Fund (Class R6)	2,205,462
	Total Equity Funds (cost $36,346,080)	38,452,094
	FIXED INCOME FUNDS – 12.8%
	Affiliated Fixed Income Funds – 12.8%
421,823	Nuveen Core Bond Fund (Class R6)	4,129,651
118,512	Nuveen Core Plus Bond Fund (Class R6)	1,303,636
31,455	Nuveen High Yield Municipal Bond Fund (Class R6)	558,633
38,236	Nuveen Short Term Bond Fund (Class R6)	379,301
	Total Fixed Income Funds (cost $6,186,182)	6,371,221
	Total Long-Term Investments (cost $42,532,262)	44,823,315

Nuveen Strategy Aggressive Growth Allocation Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 9.8%
	MONEY MARKET FUNDS – 5.8%
2,901,202	First American Treasury Obligation Fund, Class Z	2.273% (4)	N/A	N/A	$2,901,202
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 4.0%
$2,000	U.S. Treasury Bills, (5)	0.000%	7/18/19	N/R	1,994,272
	Total Short-Term Investments (cost $4,894,873)				4,895,474
	Total Investments (cost $47,427,135) – 100.0%				49,718,789
	Other Assets Less Liabilities – 0.0% (6)				1,374
	Net Assets – 100%				$49,720,163
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-year Note	Long	29	9/19	$3,634,589	$3,675,750	$41,161	$21,297

Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
Japanese Yen	Long	27	6/19	$3,047,379	$3,117,319	$69,940	$32,906
Mini MSCI Emerging Markets Index	Long	149	6/19	7,846,669	7,451,490	(395,179)	35,760
Nasdaq 100 E-Mini	Long	9	6/19	1,294,587	1,284,030	(10,557)	(21,915)
Russell 2000® E-Mini	Long	16	6/19	1,242,504	1,173,200	(69,304)	(15,920)
S&P / TSX 60® Index	Short	(18)	6/19	(2,547,836)	(2,559,633)	(11,797)	9,855
S&P 500® E-Mini	Short	(42)	6/19	(5,856,913)	(5,780,460)	76,453	79,380
S&P MidCap 400® E-Mini	Long	34	6/19	6,425,054	6,154,680	(270,374)	(60,520)
Total				$11,451,444	$10,840,626	$(610,818)	$59,546
* The aggregate Notional Amount of long and short positions is $23,490,782 and $(8,404,749), respectively.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Equity Funds	$38,452,094	$ —	$ —	$38,452,094
Fixed Income Funds	6,371,221	—	—	6,371,221
Short-Term Investments:
Money Market Funds	2,901,202	—	—	2,901,202
U.S. Government and Agency Obligations	—	1,994,272	—	1,994,272
Investments in Derivatives:
Futures Contracts*	(569,657)	—	—	(569,657)
Total	$47,154,860	$1,994,272	$ —	$49,149,132

*	Represents net unrealized appreciation (depreciation).

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.
(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
MSCI	Morgan Stanley Capital International Inc.
N/A	Not applicable
S&P	Standard & Poor's
TSX	Toronto Stock Exchange

Nuveen Strategy Balanced Allocation Fund
Portfolio of Investments    May 31, 2019
(Unaudited)
Shares	Description (1), (2)	Value
	LONG-TERM INVESTMENTS – 94.5%
	FIXED INCOME FUNDS – 47.8%
	Affiliated Fixed Income Funds – 47.8%
259,881	Nuveen All-American Municipal Bond Fund (Class R6)	$3,079,590
3,223,887	Nuveen Core Bond Fund (Class R6)	31,561,851
1,545,640	Nuveen Core Plus Bond Fund (Class R6)	17,002,038
111,425	Nuveen High Yield Municipal Bond Fund (Class R6)	1,978,914
770,625	Nuveen Inflation Protected Securities Fund (Class R6)	8,754,299
1,494,538	Nuveen Short Term Bond Fund (Class R6)	14,825,821
	Total Fixed Income Funds (cost $74,689,477)	77,202,513
	EQUITY FUNDS – 46.7%
	Affiliated Equity Funds – 46.7%
926,286	Nuveen Dividend Value Fund (Class R6)	12,226,969
237,869	Nuveen Global Infrastructure Fund (Class R6)	2,616,563
189,911	Nuveen International Growth Fund (Class R6)	8,061,709
141,823	Nuveen Large Cap Core Fund (Class R6)	4,118,525
315,906	Nuveen Large Cap Growth Fund (Class R6)	7,831,304
273,914	Nuveen Large Cap Select Fund (Class I)	7,573,731
239,720	Nuveen Large-Cap Value Fund (Class R6)	4,971,802
373,350	Nuveen NWQ International Value Fund (Class I)	8,351,851
101	Nuveen Real Asset Income Fund (Class R6)	2,358
146,634	Nuveen Real Estate Securities Fund (Class R6)	3,151,175
244,706	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	10,157,728
164,397	Nuveen Small Cap Select Fund (Class R6)	1,578,215
120,485	Nuveen Winslow Large-Cap Growth Fund (Class R6)	4,685,657
	Total Equity Funds (cost $62,882,179)	75,327,587
	Total Long-Term Investments (cost $137,571,656)	152,530,100

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 5.6%
	MONEY MARKET FUNDS – 3.2%
5,153,812	First American Treasury Obligation Fund, Class Z	2.273% (4)	N/A	N/A	$5,153,812
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 2.4%
$4,000	U.S. Treasury Bills, (5)	0.000%	7/18/19	N/R	3,988,544
	Total Short-Term Investments (cost $9,141,154)				9,142,356
	Total Investments (cost $146,712,810) – 100.1%				161,672,456
	Other Assets Less Liabilities – (0.1)% (6)				(233,776)
	Net Assets – 100%				$161,438,680
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-year Note	Long	93	9/19	$11,655,750	$11,787,750	$132,000	$68,297

Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
Japanese Yen	Long	81	6/19	$9,142,135	$9,351,956	$209,821	$98,719
Mini MSCI Emerging Markets Index	Long	356	6/19	18,747,747	17,803,560	(944,187)	85,440
Nasdaq 100 E-Mini	Long	26	6/19	3,739,917	3,709,420	(30,497)	(63,310)
Russell 2000® E-Mini	Long	47	6/19	3,649,857	3,446,275	(203,582)	(46,765)
S&P / TSX 60® Index	Short	(53)	6/19	(7,501,961)	(7,536,697)	(34,736)	29,017
S&P 500® E-Mini	Short	(47)	6/19	(6,554,165)	(6,468,610)	85,555	88,830
S&P MidCap 400® E-Mini	Long	46	6/19	8,692,721	8,326,920	(365,801)	(81,880)
Total				$29,916,251	$28,632,824	$(1,283,427)	$110,051
* The aggregate Notional Amount of long and short positions is $55,628,127 and $(14,056,126), respectively.

Nuveen Strategy Balanced Allocation Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Fixed Income Funds	$77,202,513	$ —	$ —	$77,202,513
Equity Funds	75,327,587	—	—	75,327,587
Short-Term Investments:
Money Market Funds	5,153,812	—	—	5,153,812
U.S. Government and Agency Obligations	—	3,988,544	—	3,988,544
Investments in Derivatives:
Futures Contracts*	(1,151,427)	—	—	(1,151,427)
Total	$156,532,485	$3,988,544	$ —	$160,521,029

*	Represents net unrealized appreciation (depreciation).

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.
(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
MSCI	Morgan Stanley Capital International Inc.
N/A	Not applicable
S&P	Standard & Poor's
TSX	Toronto Stock Exchange

Nuveen Strategy Conservative Allocation Fund
Portfolio of Investments    May 31, 2019
(Unaudited)
Shares	Description (1), (2)	Value
	LONG-TERM INVESTMENTS – 96.8%
	FIXED INCOME FUNDS – 70.6%
	Affiliated Fixed Income Funds – 70.6%
144,734	Nuveen All-American Municipal Bond Fund (Class R6)	$1,715,096
1,888,758	Nuveen Core Bond Fund (Class R6)	18,490,944
833,686	Nuveen Core Plus Bond Fund (Class R6)	9,170,549
53,637	Nuveen High Yield Municipal Bond Fund (Class R6)	952,593
427,072	Nuveen Inflation Protected Securities Fund (Class R6)	4,851,530
942,496	Nuveen Short Term Bond Fund (Class R6)	9,349,558
	Total Fixed Income Funds (cost $44,007,538)	44,530,270
	EQUITY FUNDS – 26.2%
	Affiliated Equity Funds – 26.2%
243,749	Nuveen Dividend Value Fund (Class R6)	3,217,486
100,622	Nuveen Global Infrastructure Fund (Class R6)	1,106,846
37,642	Nuveen International Growth Fund (Class R6)	1,597,905
34,338	Nuveen Large Cap Core Fund (Class R6)	997,174
43,640	Nuveen Large Cap Growth Fund (Class R6)	1,081,823
64,859	Nuveen Large Cap Select Fund (Class I)	1,793,354
73,061	Nuveen Large-Cap Value Fund (Class R6)	1,515,289
64,724	Nuveen NWQ International Value Fund (Class I)	1,447,863
34	Nuveen Real Asset Income Fund (Class R6)	791
38,762	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	1,609,027
99,675	Nuveen Small Cap Select Fund (Class R6)	956,878
30,016	Nuveen Winslow Large-Cap Growth Fund (Class R6)	1,167,338
	Total Equity Funds (cost $14,433,401)	16,491,774
	Total Long-Term Investments (cost $58,440,939)	61,022,044

Nuveen Strategy Conservative Allocation Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 3.3%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 2.4%
$1,500	U.S. Treasury Bills, (4)	0.000%	7/18/19	N/R	$1,495,704
	MONEY MARKET FUNDS – 0.9%
586,540	First American Treasury Obligation Fund, Class Z	2.273% (5)	N/A	N/A	586,540
	Total Short-Term Investments (cost $2,081,794)				2,082,244
	Total Investments (cost $60,522,733) – 100.1%				63,104,288
	Other Assets Less Liabilities – (0.1)% (6)				(67,211)
	Net Assets – 100%				$63,037,077
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-year Note	Long	33	9/19	$4,135,911	$4,182,750	$46,839	$24,234

Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
Japanese Yen	Long	32	6/19	$3,611,708	$3,694,600	$82,892	$39,000
Mini MSCI Emerging Markets Index	Long	102	6/19	5,371,545	5,101,020	(270,525)	24,480
Nasdaq 100 E-Mini	Long	10	6/19	1,438,430	1,426,700	(11,730)	(24,350)
Russell 2000® E-Mini	Long	18	6/19	1,397,818	1,319,850	(77,968)	(17,910)
S&P / TSX 60® Index	Short	(21)	6/19	(2,972,475)	(2,986,238)	(13,763)	11,498
S&P MidCap 400® E-Mini	Long	11	6/19	2,078,694	1,991,220	(87,474)	(19,580)
Total				$10,925,720	$10,547,152	$(378,568)	$13,138
* The aggregate Notional Amount of long and short positions is $18,034,105 and $(2,972,475), respectively.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Fixed Income Funds	$44,530,270	$ —	$ —	$44,530,270
Equity Funds	16,491,774	—	—	16,491,774
Short-Term Investments:
U.S. Government and Agency Obligations	—	1,495,704	—	1,495,704
Money Market Funds	586,540	—	—	586,540
Investments in Derivatives:
Futures Contracts*	(331,729)	—	—	(331,729)
Total	$61,276,855	$1,495,704	$ —	$62,772,559

*	Represents net unrealized appreciation (depreciation).

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.
(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
MSCI	Morgan Stanley Capital International Inc.
N/A	Not applicable
S&P	Standard & Poor's
TSX	Toronto Stock Exchange

Nuveen Strategy Growth Allocation Fund
Portfolio of Investments    May 31, 2019
(Unaudited)
Shares	Description (1), (2)	Value
	LONG-TERM INVESTMENTS – 90.1%
	EQUITY FUNDS – 65.5%
	Affiliated Equity Funds – 65.5%
764,197	Nuveen Dividend Value Fund (Class R6)	$10,087,406
183,504	Nuveen Global Infrastructure Fund (Class R6)	2,018,547
178,927	Nuveen International Growth Fund (Class R6)	7,595,462
137,961	Nuveen Large Cap Core Fund (Class R6)	4,006,392
305,104	Nuveen Large Cap Growth Fund (Class R6)	7,563,518
185,570	Nuveen Large Cap Select Fund (Class I)	5,131,002
223,520	Nuveen Large-Cap Value Fund (Class R6)	4,635,798
325,268	Nuveen NWQ International Value Fund (Class I)	7,276,242
405,824	Nuveen NWQ Large-Cap Value Fund (Class R3)	1,956,070
64	Nuveen Real Asset Income Fund (Class R6)	1,488
116,932	Nuveen Real Estate Securities Fund (Class R6)	2,512,859
184,548	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	7,660,604
52,453	Nuveen Small Cap Growth Opportunities Fund (Class R6)	1,259,932
121,487	Nuveen Small Cap Select Fund (Class R6)	1,166,276
105,249	Nuveen Winslow Large-Cap Growth Fund (Class R6)	4,093,135
	Total Equity Funds (cost $62,685,800)	66,964,731
	FIXED INCOME FUNDS – 24.6%
	Affiliated Fixed Income Funds – 24.6%
59,591	Nuveen All-American Municipal Bond Fund (Class R6)	706,147
591,954	Nuveen Core Bond Fund (Class R6)	5,795,234
865,233	Nuveen Core Plus Bond Fund (Class R6)	9,517,567
137,187	Nuveen High Yield Municipal Bond Fund (Class R6)	2,436,439
118,170	Nuveen Inflation Protected Securities Fund (Class R6)	1,342,405
541,821	Nuveen Short Term Bond Fund (Class R6)	5,374,864
	Total Fixed Income Funds (cost $24,354,284)	25,172,656
	Total Long-Term Investments (cost $87,040,084)	92,137,387

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 9.8%
	MONEY MARKET FUNDS – 6.9%
7,091,486	First American Treasury Obligation Fund, Class Z	2.273% (4)	N/A	N/A	$7,091,486
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 2.9%
$3,000	U.S. Treasury Bills, (5)	0.000%	7/18/19	N/R	2,991,408
	Total Short-Term Investments (cost $10,081,993)				10,082,894
	Total Investments (cost $97,122,077) – 99.9%				102,220,281
	Other Assets Less Liabilities – 0.1% (6)				84,395
	Net Assets – 100%				$102,304,676
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-year Note	Long	52	9/19	$6,517,193	$6,591,000	$73,807	$38,187

Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
Japanese Yen	Long	50	6/19	$5,643,293	$5,772,812	$129,519	$60,938
Mini MSCI Emerging Markets Index	Long	281	6/19	14,798,081	14,052,810	(745,271)	67,440
Nasdaq 100 E-Mini	Long	16	6/19	2,301,487	2,282,720	(18,767)	(38,960)
Russell 2000® E-Mini	Long	29	6/19	2,252,039	2,126,425	(125,615)	(28,855)
S&P / TSX 60® Index	Short	(33)	6/19	(4,671,032)	(4,692,660)	(21,628)	18,067
S&P 500® E-Mini	Short	(73)	6/19	(10,179,873)	(10,046,990)	132,883	137,970
S&P MidCap 400® E-Mini	Long	51	6/19	9,637,582	9,232,020	(405,562)	(90,780)
Total				$19,781,577	$18,727,137	$(1,054,441)	$125,820
* The aggregate Notional Amount of long and short positions is $41,149,676 and $(14,850,905), respectively.

Nuveen Strategy Growth Allocation Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Equity Funds	$66,964,731	$ —	$ —	$66,964,731
Fixed Income Funds	25,172,656	—	—	25,172,656
Short-Term Investments:
Money Market Funds	7,091,486	—	—	7,091,486
U.S. Government and Agency Obligations	—	2,991,408	—	2,991,408
Investments in Derivatives:
Futures Contracts*	(980,634)	—	—	(980,634)
Total	$98,248,239	$2,991,408	$ —	$101,239,647

*	Represents net unrealized appreciation (depreciation).

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.
(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
MSCI	Morgan Stanley Capital International Inc.
N/A	Not applicable
S&P	Standard & Poor's
TSX	Toronto Stock Exchange